INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		$ 908	$ 1,666
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	[1]	700	1,562
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies		$ 208	$ 104

[1]	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce